Share Capital - Preferred Shares (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($) $ / shares shares
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares (in shares) | shares	52.2
Face amount	$ 2,280
Net amount	$ 2,239
Series 3
Disclosure of classes of share capital [line items]
Annual dividend rate	4.45%
Annual dividend per share (in CAD per share) | $ / shares	$ 1.11
Number of shares (in shares) | shares	10.0
Face amount	$ 250
Net amount	$ 245
Series 4
Disclosure of classes of share capital [line items]
Annual dividend rate	4.45%
Annual dividend per share (in CAD per share) | $ / shares	$ 1.11
Number of shares (in shares) | shares	12.0
Face amount	$ 300
Net amount	$ 293
Series 5
Disclosure of classes of share capital [line items]
Annual dividend rate	4.50%
Annual dividend per share (in CAD per share) | $ / shares	$ 1.13
Number of shares (in shares) | shares	10.0
Face amount	$ 250
Net amount	$ 245
Series 8R
Disclosure of classes of share capital [line items]
Annual dividend rate	1.825%
Annual dividend per share (in CAD per share) | $ / shares	$ 0.46
Number of shares (in shares) | shares	6.2
Face amount	$ 155
Net amount	$ 152
Annual dividend rate spread	1.41%
Series 9QR
Disclosure of classes of share capital [line items]
Number of shares (in shares) | shares	5.0
Face amount	$ 125
Net amount	$ 122
Annual dividend rate spread	1.41%
Series 10R
Disclosure of classes of share capital [line items]
Annual dividend rate	2.967%
Annual dividend per share (in CAD per share) | $ / shares	$ 0.74
Number of shares (in shares) | shares	6.8
Face amount	$ 171
Net amount	$ 167
Annual dividend rate spread	2.17%
Series 11QR
Disclosure of classes of share capital [line items]
Number of shares (in shares) | shares	1.2
Face amount	$ 29
Net amount	$ 28
Annual dividend rate spread	2.17%
Series 8R, Series 10R and Series 12R
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share) | $ / shares	$ 25.00
Series 9QR and Series 11QR- on redemption date and every five years thereafter
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share) | $ / shares	25.00
Preference Shares, Class A, Series 9QR and Series 11QR - on any other date
Disclosure of classes of share capital [line items]
Redemption price per share (in CAD per share) | $ / shares	$ 25.50
Series 2021-1
Disclosure of classes of share capital [line items]
Annual dividend rate	3.60%
Number of shares (in shares) | shares	1.0
Face amount	$ 1,000
Net amount	$ 987
Annual dividend rate spread	2.604%